12 Intangible assets (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 0	£ 10,100	£ 10,100
Product and marketing rights [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	Between 2 and 12 years
Product and marketing rights [member] | MTX110 acquired IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a in process	n/a in process
Product and marketing rights [member] | Zuplenz [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a	n/a
Product and marketing rights [member] | Midatech pharma US, inc. (formerly DARA biosciences, inc.) [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	n/a	n/a	n/a
In-process research and development ("IPRD") [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period	In process, not yet amortising
In-process research and development ("IPRD") [member] | Midatech pharma (wales) limited [member]
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period		n/a in process
Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		£ 10,078	£ 10,078
Carrying amount [member] | Product and marketing rights [member] | MTX110 acquired IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		778	778
Carrying amount [member] | Product and marketing rights [member] | Zuplenz [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill
Carrying amount [member] | Product and marketing rights [member] | Midatech pharma US, inc. (formerly DARA biosciences, inc.) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill
Carrying amount [member] | In-process research and development ("IPRD") [member] | Midatech pharma (wales) limited [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		£ 9,300